S000010361 [Member] Investment Strategy - AB Virginia Portfolio	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Virginia or municipal securities with interest that is otherwise exempt from Virginia state income tax.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.
The Portfolio may also invest in:
•	forward commitments;
•	tender option bonds (“TOBs”);
•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;
•	certain types of mortgage-related securities; and
•	derivatives, such as options, futures contracts, forwards and swaps.